LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease, Cost	Operating lease expense was as follows (in thousands):

	Year Ended December 31,
	2024	2023	2022
Rent expense	$11,993	$13,016	$11,946
Variable lease payments	$365	$280	$429
Sublease income (1)	$4,023	$4,053	$1,987
(1) The Company entered into sublease agreements for certain leased office space, and the amounts were included in other expense, net in the consolidated statement of operations. For the year ended December 31, 2024, 2023 and 2022, the Company recognized $0.9 million, $0.4 million and $0 million of the sublease impairment loss, respectively.

Supplemental information related to the Company’s operating leases was as follows ($ in thousands):

	As of December 31, 2024	As of December 31, 2023
Weighted-average remaining lease term (in years)	5.8	7.4
Weighted-average discount rate	9.1%	6.1%

	Year Ended December 31,
	2024	2023	2022
Operating lease right-of-use assets recognized in exchange for new operating lease obligations (1)	$(17,737)	$(1,839)	$68,819

(1) During the year ended December 31, 2024 and 2023, $17.7 million and $1.8 million of operating lease right-of-use assets and corresponding lease liability were derecognized as a result of early termination which was accounted for as a lease modification.

Schedule of Lessee, Operating Lease, Liability, Maturity
Maturities of the Company’s operating lease liabilities as of December 31, 2024 were as follows (in thousands):

2025	$9,293
2026	9,343
2027	7,887
2028	5,181
2029	5,268
Thereafter	10,096
Total	47,068
Less: imputed interest	(10,004)
Total operating lease liabilities	$37,064